Share-Based Compensation - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€)
Share Based Payment Plans [Line Items]
Total expense related to the potential ordinary shares | €	€ 8	€ 6	€ 5
PSU granted in 2016 first testing period [member]
Share Based Payment Plans [Line Items]
Potential additional shares to be vested	186,059
Vesting date of additional shares	2019
Performance share units (PSUs) [member]
Share Based Payment Plans [Line Items]
Share based compensation, vesting period	3 years
Percentage of vesting multiplier	100.00%
Share based compensation, measurement period	3 years
Performance share units (PSUs) [member] | Bottom of range [member]
Share Based Payment Plans [Line Items]
Percentage of vesting multiplier		0.00%	0.00%
Percentage of vesting	0.00%
Performance share units (PSUs) [member] | Top of range [member]
Share Based Payment Plans [Line Items]
Percentage of vesting multiplier		300.00%	300.00%
Percentage of vesting	200.00%
Performance share units granted in November 2015 [member]
Share Based Payment Plans [Line Items]
Total Stockholders return percentage achieved	251.10%	118.20%
Potential additional shares to be vested	366,669	47,229
Vesting date of additional shares	November 2018	November 2018
Performance share units granted in March 2016 [member] | PSU granted in 2016 first testing period [member]
Share Based Payment Plans [Line Items]
Total Stockholders return percentage achieved	115.90%
Performance share units granted in August 2016 [member] | PSU granted in 2016 first testing period [member]
Share Based Payment Plans [Line Items]
Total Stockholders return percentage achieved	191.60%
Performance share units granted in November 2016(member) | PSU granted in 2016 first testing period [member]
Share Based Payment Plans [Line Items]
Total Stockholders return percentage achieved	223.80%
Restricted Stock Units [member]
Share Based Payment Plans [Line Items]
Vesting period on the grant date	3 years
Number of RSU granted		150,000
Description of vesting requirements for share-based payment arrangement		In 2016, the Company also granted 150,000 RSUs which vest in equal installments on the first two anniversaries of the grant date, subject to continued employment, of which 75,000 vested on the first anniversary in 2017.
Number of RSU vested	75,000
Equity Awards Plans [member]
Share Based Payment Plans [Line Items]
Description of vesting requirements for share-based payment arrangement	Company Board members have been granted RSU awards annually since 2012. These RSUs vest in equal installments on the first two anniversaries of the date of grant, subject to their continued service.